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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


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Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 05/10/02


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $935,067

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE

                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
Apria Healthcare Group Inc.      COM    037933108  $ 28,463  1,161,282 SH       SOLE             1,161,282
Nuevo Energy Co.                 COM    670509108  $ 17,360  1,165,100 SH       SOLE             1,165,100
Waste Management, Inc.           COM    94106L109  $124,764  4,578,500 SH       SOLE             4,578,500
Mattel, Inc.                     COM    577081102  $134,113  6,435,380 SH       SOLE             6,435,380
Dial Corp.                       COM    25247D101  $ 82,897  4,600,300 SH       SOLE             4,600,300
ConAgra Foods, Inc.              COM    205887102  $193,457  7,977,600 SH       SOLE             7,977,600
Aetna Inc.                       COM    00817Y108  $275,622  7,100,000 SH       SOLE             7,100,000
The Walt Disney Co.              COM    254687106  $ 41,438  1,795,400 SH       SOLE             1,795,400
SPDR Trust Series 1              COM    78462F103  $ 36,953    322,680 SH       SOLE               322,680


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